Other intangible assets - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Intangible assets, for which impairments have been charged	£ 427	£ 533
Intangible assets, for which impairments have been charged or reversed	0	0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 231	£ 270